Loans and other receivables from credit institutions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Financial assets measured at amortized cost	R$ 30,177,627	R$ 25,716,845
Comprising:
Loans and other receivables from credit institutions at amortized cost	30,179,048	25,724,609
Provision for impairment losses (note 9.c)	(1,421)	(7,764)
Loans and other receivables from credit institutions, net	30,177,627	25,716,845
Loans and other receivables from credit institutions, gross	30,179,048	25,724,609
Type:
Time deposit investments	14,667,515	10,337,746
Repurchase agreements (1)	3,032,113	2,980,557
Judicial deposits	12,356,984	10,730,571
Other accounts	122,436	1,675,735
Total	R$ 30,179,048	R$ 25,724,609